Segment information, Revenues from external customers by product and by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	$ 182,607	$ 58,124	[1]	$ 17,095
Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	106,872	25,088		0
Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	74,750	32,260		16,110
Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	985	776		985
U.S. [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	97,885	25,560		0
U.S. [Member] | Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	60,568	14,944		0
U.S. [Member] | Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	37,317	10,616		0
U.S. [Member] | Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	0	0		0
EMEA [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	59,401	27,704		16,060
EMEA [Member] | Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	32,494	8,048		0
EMEA [Member] | Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	26,144	18,985		15,132
EMEA [Member] | Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	763	671		928
Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	25,321	4,860		1,035
Other [Member] | Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	13,810	2,096		0
Other [Member] | Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	11,289	2,659		978
Other [Member] | Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	$ 222	$ 105		$ 57

[1]	see Note 27